Warrants (Details) - USD ($)			2 Months Ended
	Nov. 14, 2024	Nov. 14, 2019	Mar. 31, 2024	Feb. 29, 2024	Feb. 14, 2024	Dec. 31, 2023	Nov. 19, 2019
Warrants [Line Items]
Public warrants outstanding			9,192,500	2,500
Warrants exercisable		5 years	30 days
Warrants expiration term			5 years
Common Stock equals or exceeds (in Dollars)			$ 18
Warrants to purchase		324,999		612,746
Preferred Stock price (in Dollars per share)		$ 1.7571
Conversion shares		100
Preferred stock, shares issued		2,845,597			3,999,997
Exercise price (in Dollars per share)			$ 10
Adjusted stock spilits (in Dollars per share)			$ 9.2
Preferred Warrants			2,000			29,770,205
Warrant [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)			$ 0.01
Warrants to purchase		426,839
Exercise price (in Dollars per share)			10
Preferred Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)			1,000
Series A Preferred Stock [Member]
Warrants [Line Items]
Warrants to purchase		1,422,799
Preferred Stock price (in Dollars per share)			$ 1,000			$ 1.7571
Conversion shares			2,845,597
Preferred stock, shares issued		2,845,597			415,498		2,845,597
Preferred Warrants						24,614,402
Series A Preferred Stock [Member] | Warrant [Member]
Warrants [Line Items]
Warrants to purchase		1,849,638
Forecast [Member]
Warrants [Line Items]
Warrants expiration term	5 years